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T. Rowe Price Emerging Markets Local Currency Bond Fund
T. ROWE PRICE Emerging Markets Local Currency Bond Fund Investor Class I Class Advisor Class SUMMARY
Investment Objective(s)
The fund seeks to provide high income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Emerging Markets Local Currency Bond Fund - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Emerging Markets Local Currency Bond Fund	Investor Class		I Class		Advisor Class
Management fees	0.74%		0.74%		0.74%
Distribution and service (12b-1) fees					0.25%
Other expenses	0.20%		0.07%	[1]	0.93%
Total annual fund operating expenses	0.94%		0.81%		1.92%
Fee waiver/expense reimbursement			(0.02%)	[1]	(0.72%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.94%	[3]	0.79%	[1]	1.20%	[2]
[1]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2022) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2022, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 1.20% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2022, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.20%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.20%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.
[3]	Restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Emerging Markets Local Currency Bond Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	94	300	520	1,155
I Class	81	255	446	899
Advisor Class	122	459	899	2,122

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
Under normal conditions, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in bonds that are denominated in emerging markets currencies, and in derivative instruments that provide investment exposure to such securities. Emerging market bonds include fixed rate and floating rate bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East.

The fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets will be counted toward the fund’s 80% investment policy. The fund relies on a classification by either JP Morgan or the International Monetary Fund to determine which countries are emerging markets.

Investment decisions are based on fundamental research as well as market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund may purchase bonds of any credit quality and there are no overall limits on the fund’s investments in bonds that are unrated or rated below investment-grade (also known as “junk” bonds).

Through the use of currency derivative instruments such as forward currency exchange contracts, currency swaps, foreign currency options, and currency futures, the fund has wide flexibility to purchase and sell currencies independently of whether the fund owns bonds in those currencies and to engage in currency hedging transactions. The fund’s currency positions will vary with its outlook on the strength or weakness of one foreign currency compared to another foreign currency and the relative value of various foreign currencies to one another. Currency hedging is permitted, but not required, and the fund will normally be heavily exposed to foreign currencies. The fund may take a short position in a currency, which allows the fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency. In addition, the fund may use interest rate swaps and futures in order to take long or short positions with respect to its exposure to a particular country or bond market, subject to the investment restrictions applicable to futures and swaps.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities.
Principal Risks
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Currency exposure Because the fund is normally heavily exposed to foreign currencies, the fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Junk investing Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment-grade. Issuers of junk bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Derivatives The use of forward currency exchange contracts, swaps, options, and futures exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments may lack liquidity and be difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, interest rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance, and the risk that regulatory developments could negatively affect the fund’s investments in such instruments. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Hedging The fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the fund could be in a worse position than if it had not entered into such transactions.

Frontier markets Frontier markets generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks associated with investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, have less mature markets and settlement practices, and can have lower trading volumes that could lead to greater price volatility and illiquidity. Investor protections in frontier market countries may be limited and settlement procedures and custody services may prove inadequate in certain markets.

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
EMERGING MARKETS LOCAL CURRENCY BOND FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/16	9.66%	Worst Quarter	6/30/18	-11.56%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - T. Rowe Price Emerging Markets Local Currency Bond Fund	1 Year	5 Years	Since inception		Inception date
Investor Class	13.49%	2.56%	0.40%		May 26, 2011
Investor Class | Returns after taxes on distributions	12.76%	1.79%	(0.55%)		May 26, 2011
Investor Class | Returns after taxes on distributions and sale of fund shares	8.06%	1.64%	(0.07%)		May 26, 2011
Investor Class | J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes)			0.88%	[1]	May 26, 2011
Investor Class | Lipper Emerging Market Local Currency Debt Funds Average			0.43%	[2]	May 31, 2011
I Class	13.45%		7.82%		Dec. 17, 2015
I Class | J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes)			7.72%	[3]	Dec. 17, 2015
I Class | Lipper Emerging Market Local Currency Debt Funds Average			6.68%	[4]	Dec. 31, 2015
Advisor Class	12.99%	2.32%	0.23%		May 26, 2011
Advisor Class | J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes)			0.88%	[1]	May 26, 2011
Advisor Class | Lipper Emerging Market Local Currency Debt Funds Average			0.43%	[2]	May 31, 2011
J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes)	13.47%	2.78%
Lipper Emerging Market Local Currency Debt Funds Average	12.83%	2.33%
[1]	Return since 5/26/11.
[2]	Return since 5/31/11.
[3]	Return since 12/17/15.
[4]	Return since 12/31/15.

Updated performance information is available through troweprice.com.